Restructuring Charges - Change in Restructuring Accruals (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2013
Restructuring Cost And Reserve [Line Items]
Charges	$ 4,735	$ 15,889	$ 2,325	$ 15,889	$ 36,551
Travelocity [Member]
Restructuring Cost And Reserve [Line Items]
Charges					28,000
Employee Termination Benefits [Member]
Restructuring Cost And Reserve [Line Items]
Beginning balance			25,894
Charges			2,102		26,119	8,000
Adjustments			(4,852)
Payments			(16,138)		225
Ending balance	7,006		7,006		25,894	25,894
Employee Termination Benefits [Member] | Travelocity [Member]
Restructuring Cost And Reserve [Line Items]
Beginning balance			17,731
Charges			2,102		17,956
Adjustments			(3,938)
Payments			(9,261)		225
Ending balance	6,634		6,634		17,731	17,731
Employee Termination Benefits [Member] | Technology Organization [Member]
Restructuring Cost And Reserve [Line Items]
Beginning balance			8,163
Charges					8,163
Adjustments			(914)
Payments			(6,877)
Ending balance	$ 372		$ 372		$ 8,163	$ 8,163